Changes in organization and acquisitions and disposals of subsidiaries and businesses	12 Months Ended
Dec. 31, 2023
Changes In Organisation And Disposals [Line Items]
Disclosure of changes in organisation and disposals [text block]

Note 30

Changes in organization and acquisitions and disposals

of subsidiaries and businesses

Acquisitions of subsidiaries and businesses
Acquisition of Credit Suisse Group
On 12 June

2023, UBS Group

AG acquired

Credit Suisse

Group AG, succeeding

by operation

of Swiss law

to all assets
and liabilities

of Credit

Suisse Group

AG, and

became the

direct or

indirect shareholder

of all

of the

former direct

and
indirect subsidiaries of Credit Suisse Group AG.
›
Refer to the “Acquisition and integration

of Credit Suisse” section of this report and Note 2 for

more information
Disposals of subsidiaries and businesses
Sale of UBS Hana Asset Management Co., Ltd.
In the

fourth quarter

of 2023,

UBS completed

the sale

of its
51
% stake

in UBS

Hana Asset

Management Co.,

Ltd. to
Hana

Securities.

Upon

completion

of

the

sale,

UBS

recorded

a

pre-tax

gain

of

USD
23
m

(net

of

a

foreign

currency
translation loss) in Asset Management which was recognized

in
Other income .
Changes in organization
Legal structure integration
In December 2023, the Board of Directors of UBS Group AG approved the merger of UBS AG and Credit Suisse AG, and both entities entered into a

definitive merger agreement. The completion of

the merger is subject to

regulatory approvals
and is expected to occur by the end of the second quarter

of 2024.
UBS also expects to complete the transition to

a single US intermediate holding company

in the second quarter of 2024
and the planned merger of UBS Switzerland AG and Credit

Suisse (Schweiz) AG in the third quarter of 2024.